4. NOTE RECEIVABLE	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
4. NOTE RECEIVABLE

On December 27, 2013 the Company entered into an unsecured short-term note agreement for $65,814 ($70,000 Canadian) with a third party. The note bears interest at the Bank of Canada prime rate plus 1%. The borrower may repay the entire loan including outstanding interest at any time by advising the Company of the intent to pay fifteen days prior to the anticipated date of retirement. Management expects the note receivable to be paid within one year and has classified the note as a current asset on the balance sheet.